Intangible Assets, Net - Summary Of Intangible Assets Subject To Amortization (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 324,493	$ 317,261
Accumulated Amortization	175,245	126,042
Total	$ 149,248	$ 191,219
Data rights [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	6 years	7 years
Gross Carrying Amount	$ 63,748	$ 71,266
Accumulated Amortization	27,508	23,625
Total	$ 36,240	$ 47,641
Marketing products [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	7 years	6 years
Gross Carrying Amount	$ 56,178	$ 62,803
Accumulated Amortization	23,570	12,786
Total	$ 32,608	$ 50,017
Technology [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	1 year	2 years
Gross Carrying Amount	$ 100,999	$ 112,698
Accumulated Amortization	70,312	54,811
Total	$ 30,687	$ 57,887
Capitalized software [member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Useful Lives	2 years	2 years
Gross Carrying Amount	$ 103,568	$ 70,494
Accumulated Amortization	53,855	34,820
Total	$ 49,713	$ 35,674